Cash and cash equivalents and Marketable securities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 103	$ 216
Total short-term financial investments	12,624	7,780
Total cash and cash equivalents	12,727	7,996
BRAZIL
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,021	3,007
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	10,603	4,773
Brazilian Interbank Deposit Rateiinvestment Funds And Other Short Term Deposits [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Short-term financial investments	1,742
Automatic Investing Accounts And Interest Checking Accounts [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Short-term financial investments		2,763
Automatic Investing Accounts And Interest Checking Accounts [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,852	2,365
Other Investment Funds [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Short-term financial investments	279	244
Time Deposits [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	7,737	2,388
Other Financial Investments [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	$ 14	$ 20